Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Research And Development Expenses Abstract
Subcontractors and consultants	$ 1,782	$ 144	$ 628
Share-based compensation	855	2,210	1,969
Salaries and social benefits	529	150	447
Others		13	38
Total	$ 3,166	$ 2,517	$ 3,082